Cover	Feb. 27, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 27, 2023
Entity File Number	001-34890
Entity Registrant Name	BIMI International Medical Inc.
Entity Central Index Key	0001213660
Entity Tax Identification Number	02-0563302
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	725 5th Avenue
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	5420 028
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	BIMI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	9th Floor, Building 2
Entity Address, Address Line Two	Chongqing Corporation Avenue
Entity Address, Address Line Three	Yuzhong District
Entity Address, City or Town	Chongqing
Entity Address, Country	CN